T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term Bond Fund SUMMARY
Investment Objective
The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Short-Term Bond Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Short-Term Bond Fund, Inc.	Investor Class	I Class	Advisor Class
Management fees	0.39%	0.39%	0.39%
Distribution and service (12b-1) fees	none	none	0.25%
Other expenses	0.13%	0.02%	0.16%
Total annual fund operating expenses	0.52%	0.41%	0.80%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Short-Term Bond Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	53	167	291	653
I Class	42	132	230	518
Advisor Class	82	255	444	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities of issuers in emerging markets. Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund’s average effective maturity will normally not exceed three years. The fund will only purchase securities that are rated within one of the four highest credit categories at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may continue to hold a security that has been downgraded after purchase.

Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This is the risk that the prices of, and the income generated by, the debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, securities with longer maturities or durations, and funds with longer weighted average maturities or durations, carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. During periods of extremely low or negative interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. Although bonds and other debt securities rated BBB (or an equivalent rating) are considered investment grade, they may still have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than higher rated investment-grade securities.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Short-Term Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	2.87%
Worst Quarter	9/30/08	-0.66%
The fund’s return for the six months ended 6/30/16 was 1.62%.
The following table shows the average annual returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - T. Rowe Price Short-Term Bond Fund, Inc.	1 Year	5 Years	10 Years	Inception date
Investor Class	0.60%	1.16%	2.87%	Dec. 31, 2004
Investor Class | Returns after taxes on distributions	(0.03%)	0.47%	1.84%	Dec. 31, 2004
Investor Class | Returns after taxes on distributions and sale of fund shares	0.34%	0.61%	1.83%	Dec. 31, 2004
I Class				Dec. 17, 2015
Advisor Class	0.09%	0.82%	2.53%	Dec. 31, 2004
Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	0.65%	0.98%	2.74%
Lipper Short Investment Grade Debt Funds Average	0.24%	1.33%	2.52%

Updated performance information is available through troweprice.com.